Cash and Cash Equivalents: (Details 1) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 52,681,792	$ 39,649,888
Cash held in trust	58,880,292	88,500,000
Money market funds	21,043,918	9,522,830
Total	$ 132,606,002	$ 137,672,718